UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
 (Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period:  June 30, 2007

Item 1. Report to Stockholders.

Cullen Funds Trust

Cullen High Dividend Equity Fund

ANNUAL REPORT

June 30, 2007

CULLEN HIGH DIVIDEND EQUITY FUND

August 27, 2007

Dear Shareholder,

Performance for the Cullen High Dividend Equity Fund Retail Class was +21.50% for the fiscal year ended 06/30/07 vs. +20.59% for the Standard & Poor’s 500 Stock Index.

Performance benefited from strong earnings growth.  Markets continued to benefit from subdued inflation and relatively low interest rates.  Meanwhile corporations are flush with cash on their balance sheets which we feel should continue to support strong dividend growth.

The High Dividend Equity Fund has three main criteria: 1) To invest in stocks with low price/earnings ratios– purchases are usually from the bottom 20% of all stocks on a P/E basis; 2) Absolute high dividend yield– we seek to invest in common stocks with dividend yields greater than the average yield of the equity securities in the S&P 500, generally greater than 3%; and 3) Dividend growth– this is the dynamic part of the strategy.  We are looking to invest in companies that have a potential catalyst for growth that should enable them to grow their dividends.

Using these three criteria offers investors a combination of potential growth opportunities, while attempting to limit downside risk.  This strategy may be suitable for risk-adverse long-term investors.
James P. Cullen
President/Portfolio Manager

The above outlook reflects the opinions of  the authors, and is subject to change, is not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.  Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund may also invest in medium-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.  The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen High Dividend Equity Fund is distributed by Quasar Distributors,LLC. (8/07)

1

CULLEN HIGH DIVIDEND EQUITY FUND

FUND PERFORMANCE

RETAIL CLASS

Total Return
as of June 30, 2007
		Annualized
	One	Since Inception
	Year	(8/01/03)
Cullen High Dividend Equity
Fund, Retail Class	21.50%	15.18%
S&P 500 Index	20.59%	13.68%

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/01/03 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

2

CULLEN HIGH DIVIDEND EQUITY FUND

CLASS C

Total Return
as of June 30, 2007
		Annualized
	One	Since Inception
	Year	(10/7/04)
Cullen High Dividend Equity
Fund, Class C	20.65%	13.66%
S&P 500 Index	20.59%	13.08%

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

3

CULLEN HIGH DIVIDEND EQUITY FUND

CLASS I

Total Return
as of June 30, 2007
		Annualized
	One	Since Inception
	Year	(10/7/04)
Cullen High Dividend Equity
Fund, Class I	21.86%	14.78%
S&P 500 Index	20.59%	13.08%

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

4

CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2007

Assets:
Investments, at fair value (cost of $393,421,466)	$449,984,897
Receivables for fund shares sold	918,626
Dividends and interest receivable	2,877,925
Prepaid expenses	27,752
Total assets	453,809,200
Liabilities:
Payable for fund shares purchased	97,781
Payable to Adviser	211,324
Distribution fees payable	65,173
Accrued administration expense	106,979
Accrued audit expense	31,352
Accrued custody expense	15,523
Accrued fund accounting expense	22,935
Accrued transfer agent expense	34,494
Other accrued expenses and liabilities	15,161
Total liabilities	600,722
Net assets	$453,208,478
Net assets consist of:
Paid in capital	$384,165,051
Undistributed net investment income	66,628
Accumulated net realized gain on investments	12,413,368
Net unrealized appreciation on investments
and foreign currency related transactions	56,563,431
Net assets	$453,208,478
Retail Class:
Net assets applicable to outstanding Retail Class shares	$59,976,236
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	3,759,153
Net asset value, offering price and redemption price per share	$15.95
Class C:
Net assets applicable to outstanding Class C shares	$12,106,275
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	759,911
Net asset value, offering price and redemption price per share	$15.93
Class I:
Net assets applicable to outstanding Class I shares	$381,125,967
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	23,882,635
Net asset value, offering price and redemption price per share	$15.96

The accompanying notes are an integral part of these financial statements.

5

CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENT OF OPERATIONS
Year Ended June 30, 2007

Investment Income:
Dividends (net of foreign taxes withheld of $324,967)	$14,900,236
Interest	1,887,643
Total investment income	16,787,879
Expenses:
Investment advisory fees (Note 5)	3,858,038
Administration fees	372,473
Shareholder servicing fees	119,326
Distribution fees (Note 6)
Distribution fees - Retail Class	97,655
Distribution fees - Class C	115,431
Registration and filing fees	73,720
Fund accounting fees	86,940
Professional fees	30,378
Custody fees	93,318
Shareholder reports	24,036
Insurance expense	15,322
Trustees’ fees and expenses	10,001
Other expenses	3,000
Total expenses before reimbursement from Adviser	4,899,638
Expense reimbursement from Adviser	(1,779,099)
Net expenses	3,120,539
Net investment income	13,667,340
Realized and Unrealized Gain:
Net realized gain on investments and
foreign currency related transactions	12,948,867
Net change in unrealized appreciation on investments and
foreign currency related transactions	46,237,314
Net realized and unrealized gain on investments	59,186,181
Net increase in net assets resulting from operations	$72,853,521

The accompanying notes are an integral part of these financial statements.

6

CULLEN HIGH DIVIDEND EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2007	June 30, 2006
Operations:
Net investment income	$13,667,340	$4,064,587
Net realized gain (loss) on investments	12,948,867	(470,670)
Net change in unrealized appreciation of investments	46,237,314	9,920,228
Net increase in net assets resulting from operations	72,853,521	13,514,145
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	50,995,921	8,387,093
Class C shares	6,335,652	4,954,765
Class I shares	184,902,911	172,836,465
Proceeds from shares issued to holders in reinvestment of dividends
Retail Class shares	1,387,521	267,868
Class C shares	287,674	101,745
Class I shares	3,081,250	545,058
Cost of shares redeemed
Retail Class shares	(11,875,409)	(1,955,369)
Class C shares	(4,353,522)	(312,744)
Class I shares	(66,788,181)	(9,816,223)
Net increase in net assets from capital share transactions	163,973,817	175,008,658
Distributions to Shareholders From:
Net investment income
Retail Class	(1,419,163)	(259,903)
Class C	(298,906)	(96,242)
Class I	(11,948,431)	(3,616,403)
Net realized gains
Retail Class	—	(5,769)
Class C	—	(1,980)
Class I	—	(67,160)
Return of Capital
Retail Class	—	(9,464)
Class C	—	(4,072)
Class I	—	(138,901)
Total distributions	(13,666,500)	(4,199,894)
Total increase in net assets	223,160,838	184,322,909
Net Assets:
Beginning of year	230,047,640	45,724,731
End of year (includes $66,628 and $19,237
of undistributed net investment income, respectively)	$453,208,478	$230,047,640

The accompanying notes are an integral part of these financial statements.

7

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended
	June 30, 2007
	Retail Class	Class C	Class I
Net Asset Value – Beginning of Period	$13.55	$13.53	$13.55
Income from Investment Operations:
Net investment income	0.42	0.37	0.53
Net realized and unrealized
gain on investments	2.46	2.40	2.40
Total from investment operations	2.88	2.77	2.93
Less Distributions:
Dividends from net investment income	(0.48)	(0.37)	(0.52)
Distribution of net realized gains	—	—	—
Return of capital	—	—	—
Total distributions	(0.48)	(0.37)	(0.52)
Net Asset Value – End of Period	$15.95	$15.93	$15.96
Total Return	21.50%	20.65%	21.86%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$59,976	$12,106	$381,126
Ratio of expenses to average net assets:
Before expense reimbursement	1.46%	2.21%	1.21%
After expense reimbursement	1.00%	1.75%	0.75%
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.89%	2.14%	3.14%
After expense reimbursement	3.35%	2.60%	3.60%
Portfolio turnover rate	31.05%	31.05%	31.05%

The accompanying notes are an integral part of these financial statements.

8

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended
	June 30, 2006
	Retail Class	Class C	Class I
Net Asset Value – Beginning of Period	$12.43	$12.41	$12.42
Income from Investment Operations:
Net investment income	0.33	0.20	0.39
Net realized and unrealized
gain on investments	1.14	1.17	1.12
Total from investment operations	1.47	1.37	1.51
Less Distributions:
Dividends from net investment income	(0.33)	(0.23)	(0.36)
Distribution of net realized gains	(0.01)	(0.01)	(0.01)
Return of capital	(0.01)	(0.01)	(0.01)
Total distributions	(0.35)	(0.25)	(0.38)
Net Asset Value – End of Period	$13.55	$13.53	$13.55
Total Return	11.90%	11.13%	12.25%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$13,981	$8,040	$208,027
Ratio of expenses to average net assets:
Before expense reimbursement	1.55%	2.30%	1.30%
After expense reimbursement	1.00%	1.75%	0.75%
Ratio of net investment income
to average net assets:
Before expense reimbursement	2.39%	1.64%	2.64%
After expense reimbursement	2.94%	2.19%	3.19%
Portfolio turnover rate	5.91%	5.91%	5.91%

The accompanying notes are an integral part of these financial statements.

9

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

	Year Ended						August 1, 2003(2)
	June 30, 2005(1)						to June 30, 2004
	Retail Class		Class C		Class I		Retail Class
Net Asset Value – Beginning of Period	$11.45		$11.87		$11.87		$10.00
Income from Investment Operations:
Net investment income	0.23		0.20		0.18		0.27
Net realized and unrealized
gain on investments	0.95		0.49		0.59		1.33
Total from investment operations	1.18		0.69		0.77		1.60
Less Distributions:
Dividends from net investment income	(0.17)		(0.12)		(0.19)		(0.15)
Distribution of net realized gains	(0.03)		(0.03)		(0.03)		—
Return of capital	—		—		—		—
Total distributions	(0.20)		(0.15)		(0.22)		(0.15)
Net Asset Value – End of Period	$12.43		$12.41		$12.42		$11.45
Total Return	10.27%		5.79	%(3)	6.48	%(3)	15.98	%(3)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$6,463		$3,007		$36,254		$1,760
Ratio of expenses to average net assets:
Before expense reimbursement	3.27%		3.03	%(4)	1.97	%(4)	16.27	%(4)
After expense reimbursement	1.06	%(5)	1.74	%(4)	0.75	%(4)	1.50	%(4)
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.08%		2.12	%(4)	2.19	%(4)	(12.41	)%(4)
After expense reimbursement	3.29%		3.41	%(4)	3.41	%(4)	2.36	%(4)
Portfolio turnover rate	35.01%		35.01	%(3)	35.01	%(3)	29.37	%(3)

(1)	Commencement of operations for Class C and Class I Shares was October 7, 2004.
(2)	Commencement of operations.
(3)	Not Annualized.
(4)	Annualized.
(5)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00%.

The accompanying notes are an integral part of these financial statements.

10

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2007

	Shares	Value

COMMON STOCKS 93.3%
Beverages 3.0%
Diageo PLC - ADR (b)	165,000	$13,746,150
Capital Markets 2.6%
Allied Capital Corp.	380,650	11,784,924
Chemicals 5.5%
The Dow Chemical Co.	317,850	14,055,327
PPG Industries, Inc.	142,300	10,830,453
		24,885,780
Commercial Banks 10.1%
Bank of America Corp.	269,900	13,195,411
HSBC Holdings PLC - ADR (b)	112,550	10,328,713
Regions Financial Corp.	353,250	11,692,575
Wachovia Corp.	209,600	10,742,000
		45,958,699
Construction Materials 3.1%
Cemex SA de CV - ADR (a)(b)	378,414	13,963,461
Distributors 2.8%
Genuine Parts Co.	257,700	12,781,920
Diversified Financial Services 4.8%
Alliancebernstein Holding LP	100,050	8,713,354
J.P. Morgan Chase & Co.	267,650	12,967,643
		21,680,997
Diversified Telecommunication Services 6.7%
AT&T, Inc.	355,000	14,732,500
Verizon Communications, Inc.	372,950	15,354,351
		30,086,851
Electric Services 3.0%
Enel SpA - ADR (b)	251,000	13,478,700
Electric Utilities 3.9%
Cia Energetica de Minas Gerais - ADR (b)	835,500	17,629,050
Food Products 9.9%
HJ Heinz Co.	291,350	13,830,385
Kraft Foods, Inc.	416,132	14,668,653

The accompanying notes are an integral part of these financial statements.

11

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2007

	Shares	Value

Food Products 9.9% - Continued
Unilever NV - ADR (b)	532,050	$16,504,191
		45,003,229
Household Products 3.0%
Kimberly-Clark Corp.	200,950	13,441,546
Industrial Conglomerates 3.3%
General Electric Co.	392,700	15,032,556
Metals & Mining 1.3%
Anglo American PLC - ADR (b)	196,120	5,754,161
Oil & Gas 6.7%
ChevronTexaco Corp.	182,000	15,331,680
PetroChina Co., Ltd. - ADR (b)	101,150	15,038,982
		30,370,662
Paper & Forest Products 1.5%
Weyerhaeuser Co.	83,250	6,570,923
Petroleum Refining 3.2%
BP PLC - ADR (b)	202,880	14,635,763
Pharmaceuticals 9.8%
Bristol-Myers Squibb Co.	566,700	17,885,052
GlaxoSmithKline PLC - ADR (b)	214,200	11,217,654
Pfizer, Inc.	605,500	15,482,635
		44,585,341
Real Estate 2.2%
Health Care Property Investors, Inc.	338,550	9,794,252
Sanitary Paper Products 0.1%
Kimberly-Clark de Mexico SA de CV - ADR (b)	26,850	584,672
Tobacco 3.1%
Altria Group, Inc.	199,400	13,985,916
Wireless Telecommunication Services 3.7%
Vodafone Group PLC - ADR (b)	503,400	16,929,342
Total Common Stocks
(Cost $366,492,010)		422,684,895

The accompanying notes are an integral part of these financial statements.

12

CULLEN HIGH DIVIDEND EQUITY FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2007

	Shares	Value

PREFERRED STOCKS 2.7%
Ford Motor Co. Capital Trust II	323,800	$12,485,728
Total Preferred Stocks
(Cost $12,115,181)		12,485,728

	Principal Amount	Value

SHORT-TERM INVESTMENTS 3.3%
U.S. Treasuries 2.7%
U.S. Treasury Bill, 3.8000%, due 07/12/2007	$12,091,000	12,077,138
Total U.S. Treasuries
(Cost $12,077,138)		12,077,138
Variable Rate Demand Notes# 0.6%
American Family Financial Services, 4.9935%	1,343,989	1,343,988
Wisconsin Corporate Central Credit Union, 4.9900%	1,393,148	1,393,148
Total Variable Rate Demand Notes
(Cost $2,737,137)		2,737,136
Total Short-Term Investments
(Cost $14,814,275)		14,814,274
TOTAL INVESTMENTS 99.3%
(Cost $393,421,466)		449,984,897
Other Assets in Excess of Liabilities 0.7%		3,223,581
TOTAL NET ASSETS 100.0%		$453,208,478

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities
#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2007.

The accompanying notes are an integral part of these financial statements.

13

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2007

1.    Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two series of shares to investors, the Cullen High Dividend Equity Fund (the “Fund”) and the Cullen International High Dividend Fund (collectively, the “Funds”).  The Funds are open end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund’s Retail Class commenced operations on August 1, 2003.  The Fund’s Class C and Class I shares commenced operations on October 7, 2004.

The Fund offers Retail, C and I Class Shares.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund Board of Trustees under supervision of the full Board.  Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

14

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

2.    Significant Accounting Policies – Continued

b)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Fund.  Dividends from realized capital gains, if any, are declared and paid at least annually.

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

d)
Derivative Financial Instruments and Other Investment Strategies – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.  The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e)
Options Transactions – For hedging purposes and in order to generate additional income, the Fund may write (or sell) call options on a covered basis.  Premiums received on the sale of such options are expected to enhance the income of the Fund.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions.  The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund relating to actions or omissions has realized a gain or loss.  In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.  Exercise of an option written by the Fund could result in the Fund selling a security at a price different from the current market price.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates.

15

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

2.    Significant Accounting Policies – Continued

g)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

h)
Accounting for Uncertainty in Income Taxes – On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact on the Fund’s financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements included within the Statement of Operations for the period.

i)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.  Dividend income is recognized on the ex-dividend date or as soon as information is

16

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

2.    Significant Accounting Policies – Continued

available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

3.    Capital Share Transactions

Share transactions were as follows:

	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2006	June 30, 2006	June 30, 2006
Shares sold	639,261	368,095	13,136,870
Shares reinvested	20,001	7,556	40,689
Shares redeemed	(147,515)	(23,745)	(743,362)
Net increase	511,747	351,906	12,434,197
Shares outstanding:
Beginning of period	520,169	242,282	2,918,240
End of period	1,031,916	594,188	15,352,437
	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2007	June 30, 2007	June 30, 2007
Shares sold	3,407,897	424,026	12,675,246
Shares reinvested	90,079	18,844	200,592
Shares redeemed	(770,739)	(277,147)	(4,345,640)
Net increase	2,727,237	165,723	8,530,198
Shares outstanding:
Beginning of period	1,031,916	594,188	15,352,437
End of period	3,759,153	759,911	23,882,635

4.    Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the fiscal year ended June 30, 2007 were $280,164,391 and $106,332,280, respectively.

17

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

4.    Investment Transactions – Continued

As of June 30, 2007, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$393,442,982
Gross unrealized appreciation	61,910,706
Gross unrealized depreciation	(5,369,475)
Net unrealized appreciation	56,541,231
Undistributed ordinary income	2,500,054
Undistributed long-term capital gain	10,002,142
Total distributable earnings	12,502,196
Other accumulated gains (losses)	—
Total accumulated earnings	$69,043,427

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences.

At June 30, 2007, the Fund utilized $401,914 of capital loss carryforwards and has no capital loss carryforwards remaining at June 30, 2007.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  The Fund had no post-October loss deferrals as of June 30, 2007.  Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the accounts below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain
$(32,900)	$46,551	$(13,651)

The tax composition of dividends paid during the year ended June 30, 2007 and the year ended June 30, 2006 was as follows:

	June 30, 2007	June 30, 2006
Ordinary Income	$13,666,500	$4,046,168
Long-Term Capital Gain	—	1,289
Return of Capital	—	152,437

18

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

5.    Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2008, the Adviser agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.00% of the Fund’s net assets for Retail Shares, 1.75% for Class C Shares and 0.75% for Class I Shares.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $1,779,099 associated with the Fund for the year ended June 30, 2007.

As of June 30, 2007, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2008	$224,826
June 30, 2009	$709,832
June 30, 2010	$1,779,099

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  U.S. Bank, N.A. serves as custodian for the Trust.

6.    Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule   12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares.  The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $97,655 for the Retail Class shares and $115,431 for Class C shares pursuant to the Plan for the year ended June 30, 2007.

19

CULLEN HIGH DIVIDEND EQUITY FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2006

7.    Federal Tax Information (Unaudited)

The Fund has designated 84% of the dividends declared from net investment income during the year ended June 30, 2007 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2007, 50% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

20

CULLEN HIGH DIVIDEND EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Cullen Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cullen High Dividend Equity Fund (the "Fund") at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 23, 2007

21

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE
June 30, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses
The first portion of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within this portion of the table, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”, to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second portion in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second portion of the table is useful in comparing ongoing costs only, and will

22

CULLEN HIGH DIVIDEND EQUITY FUND

EXPENSE EXAMPLE
June 30, 2007 (Unaudited)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/07	6/30/07	1/1/07 – 6/30/07
Actual
High Dividend Equity Fund
Retail Class	$1,000.00	$1,063.90	$5.12
Class C	$1,000.00	$1,060.70	$8.94
Class I	$1,000.00	$1,065.80	$3.84
Hypothetical (5% return before expenses)
High Dividend Equity Fund
Retail Class	$1,000.00	$1,019.84	$5.01
Class C	$1,000.00	$1,016.12	$8.75
Class I	$1,000.00	$1,021.08	$3.76

(1)
Expenses are equal to the High Dividend Equity Fund’s Retail Class, Class C and Class I expense ratios of  1.00%, 1.75% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect one half-year period).

23

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD OF TRUSTEES
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
James P. Cullen	Trustee	President, controlling	2	None
Cullen Capital	and	Member and Portfolio
Management LLC	President	Manager, Cullen Capital
645 Fifth Avenue		Management LLC, since
New York, NY 10022		May 2000; President, Schafer
Born: 1938		Cullen Capital Management,
Inc. a registered investment
adviser, from December
1982 to present.
Dr. Curtis J. Flanagan	Trustee	Private investor, 1998 to	2	None
c/o Cullen Capital		present; Chairman, South
Management LLC		Florida Pathologists Group,
645 Fifth Avenue		prior thereto.
New York, NY 10022
Born: 1921
Matthew J. Dodds	Independent	Private investor, 1999 to	2	None
c/o Cullen Capital	Trustee	present; Vice President -
Management LLC		Research, Schafer Cullen
645 Fifth Avenue		Capital Management, Inc.,
New York, NY 10022		from 1995 to 1999.
Born: 1941
Robert J. Garry	Independent	Corporate Controller,	2	None
c/o Cullen Capital	Trustee	Yonkers Racing Corporation,
Management LLC		2001; Chief Operations
645 Fifth Avenue		Officer, The Tennis Network
New York, NY 10022		Inc., March 2000 to 2001;
Born: 1945		Senior Vice President and
Chief Financial Officer,
National Thoroughbred
Racing Association, 1998 to
2000; Director of Finance
and Chief Financial Officer,
United States Tennis
Association, prior thereto.

24

CULLEN HIGH DIVIDEND EQUITY FUND

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
Stephen G. Fredericks	Independent	Institutional Trader,	2	None
c/o Cullen Capital	Trustee	Raymond James &
Management LLC		Associates, February 2002
645 Fifth Avenue		to present; Institutional
New York, NY 10022		Trader, ABN AMRO Inc.,
Born: 1942		January 1, 1995 to May 2001.
OFFICERS
Steven M. Mullooly	Chief	Chief Compliance Officer,	2	None
Cullen Capital	Compliance	Cullen Capital Management
Management LLC	Officer	LLC, since August 2006;
645 Fifth Avenue		Chief Compliance Officer,
New York, NY 10022		Ladenburg Thalmann & Co.,
Born: 1964		Inc., Ladenburg Thalmann
Asset Management and
Ladenburg Thalmann Europe
from November 2004 to June
2006; Vice President -
Compliance, Donaldson
Lufkin and Jenrette and Co.,
from July 2000 to June 2004.
Brooks H. Cullen	Vice	Vice President and Analyst,	2	None
Cullen Capital	President	Cullen Capital Management
Management LLC		LLC, since May 2000; Analyst,
645 Fifth Avenue		Schafer Cullen Capital
New York, NY 10022		Management, Inc., from
Born: 1967		1996 to present.
Jeffrey T. Battaglia	Treasurer	Chief Financial Officer,	2	None
Cullen Capital		Cullen Capital Management
Management LLC		LLC, since February 2007;
645 Fifth Avenue		Manager, KPMG LLP,
New York, NY 10022		from September 2001
Born: 1978		to February 2007; Certified
Public Accountant,
Washington State.

25

CULLEN HIGH DIVIDEND EQUITY FUND

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
Rahul D. Sharma	Secretary	Secretary, Cullen Capital	2	None
Cullen Capital		Management LLC, since
Management LLC		May 2000; Director of
645 Fifth Avenue		Institutional Marketing,
New York, NY 10022		Schafer Cullen Capital
Born: 1970		Management, Inc., 1998 to
present.

The Fund’s statement of additional information contains additional information about the Fund’s trustees and is available, without charge, (1) upon request by calling 1-877-485-8586, (2) at www.cullenfunds.com, or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

26

CULLEN HIGH DIVIDEND EQUITY FUND

Top 10 Industries – As of June 30, 2007 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

Beginning with the quarter ending September 30, 2004 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

27

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At its meeting on May 24, 2007, the Board of Trustees (the “Board”) of the Cullen Funds Trust (the “Trust”) and its two series, the Cullen High Dividend Equity Fund (the “High Dividend Fund”) and the Cullen International High Dividend Fund (the “International Fund”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds, voted to re-approve the current investment advisory agreement (the “Advisory Agreement”) between the High Dividend Fund and Cullen Capital Management LLC (the “Adviser”).  In connection with its re-approval of the High Dividend Fund’s Advisory Agreement, the Board considered the following factors:

The Adviser:

•	Provides investment management for the High Dividend Fund.

•	Continues to retain the services of the Trust’s Chief Compliance Officer and will make all reasonable efforts to insure that the High Dividend Fund is in compliance with the securities laws.

•	Oversees distribution of the High Dividend Fund through third-party broker/dealers and independent financial institutions.

•
Oversees those third party service providers that support the High Dividend Fund in providing fund accounting, fund administration, fund distribution, fulfillment, transfer agency and custodial services.

The Board also (i) reviewed the past performance of the High Dividend Fund and the expense ratios of the High Dividend Fund, (ii) considered the fees charged by the Adviser (iii) considered the profitability of the Adviser as shown in the board materials provided at the meeting and (iv) took into account the disciplined value oriented investment philosophy that the Adviser has developed and adheres to and its confidence in this philosophy and the experience of the Adviser in implementing this philosophy over many years.

The Board then discussed economies of scale and breakpoints and determined that the High Dividend Fund, managed by the Advisor, has not yet demonstrated significantly rapid potential growth to any extent that would warrant the use of breakpoints by the Adviser.

The Board reviewed the High Dividend Fund’s expense ratios and comparable expense ratios for similar funds.  The Board used data from Lipper, showing funds classified by Lipper as Equity Income Funds, similar in nature to the High Dividend Fund.  The Board

28

CULLEN HIGH DIVIDEND EQUITY FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

determined that the after-reimbursement total expense ratio of the High Dividend Fund falls within the range of the ratios of other funds in the Equity Income classification.  The Board considered the Operating Expense Limitation Agreement between the Adviser and the High Dividend Fund which limits the annual operating expenses of each of the Retail Class, Class C, and Class I shares of the Fund to 1.00%, 1.75% and 0.75%, respectively, of the average net asset value of such respective Class, until October 31, 2008.

The Board also referenced the Adviser’s Form ADV and a copy of the current Investment Advisory Agreement.  In addition, the Board referenced a comparison of fees charged the Adviser and Schafer Cullen Capital Management, Inc., an affiliate of the Adviser, to other clients.  All of the factors above were considered separately by the non-interested Trustees in an executive session during which management of the Adviser and the interested Trustees were not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the Advisory Agreement. The Board was also assisted in its review, consideration and discussion of the Advisory Agreement by independent legal counsel, who had prepared a summary of the Board’s legal obligations and who further summarized the Board’s legal obligations at the Board meeting.  Based on the factors discussed above, the Board, including all non-interested Trustees, approved continuation of the Advisory Agreement.

29

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

Cullen Funds Trust

Cullen International High Dividend Fund

ANNUAL REPORT

June 30, 2007

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

August 27, 2007

Dear Shareholder,

Performance for the Cullen International High Dividend Fund Retail Class was +31.56% for the fiscal year ended 06/30/07 vs. +20.59% for the S&P 500 and +27.54% for the MSCI EAFE Index.

The performance for the Cullen International High Dividend Fund was driven by much stronger year-over-year earnings growth overseas than in the U.S. market. At the same time, many of the international markets (especially Asia) had much more attractive valuations and sturdier balance sheets than the U.S.

In the last few years, the international markets have remained healthy as investors have been getting an appreciation for the growth potential of these markets.  Despite this past strength, we believe that some of the best returns over the next five years will continue to come from global investment.  However, because some of these markets are less liquid and tend to be more volatile, the strategy of having both a dividend and a value discipline (low P/E and low P/B) may help reduce some of the volatility and risk.

Diversification remains an important element of our strategy, as we feel this allows us to effectively maintain a more moderate level of risk within the portfolio.  As a result, we have diversified our investments across 20-25 countries and 30-35 industries.

James P. Cullen
President/Portfolio Manager

The above outlook reflects the opinions of the authors, and is subject to change, is not guaranteed, and should not be considered investment advice.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighed index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  You cannot invest directly in an index.

Past performance does not guarantee future results.  Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund may also invest in medium-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

Price to Earnings Ratio (P/E) is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.  Price to Book Ratio (P/B) is calculated by dividing the current price of the stock by the company’s book value per share.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen High Dividend Equity Fund is distributed by Quasar Distributors,LLC. (08/07)

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FUND PERFORMANCE

RETAIL CLASS

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Value of Investment
$14,401
(CIHDX)
$14,215
(MSCI EAFE)
$12,173
(S&P 500)
12/15/05
12/31/05
6/30/06
12/31/06
6/30/07
Investment Period
Cullen International High Dividend Fund, Retail Class (CIHDX)
S&P 500
MSCI EAFE Index

Total Return as of June 30, 2007
		Annualized Since
	One Year	Inception (12/15/05)
Cullen International High Dividend Fund, Retail Class	31.56%	26.73%
MSCI EAFE Index	27.54%	25.66%
S&P 500 Index	20.59%	13.62%

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

CLASS C

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Value of Investment
$14,265
(CIHCX)
$14,215
(MSCI EAFE)
$12,173
(S&P 500)
12/15/05
12/31/05
6/30/06
12/31/06
6/30/07
Investment Period
Cullen International High Dividend Fund, Class C
(CIHCX)
S&P 500
MSCI EAFE Index

Total Return as of June 30, 2007
		Annualized Since
	One Year	Inception (12/15/05)
Cullen International High Dividend Fund, Class C	30.61%	25.95%
MSCI EAFE Index	27.54%	25.66%
S&P 500 Index	20.59%	13.62%

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

CLASS I

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Value of Investment
$14,484
(CIHIX)
$14,215
(MSCI EAFE)
$12,173
(S&P 500)
12/15/05
12/31/05
6/30/06
12/31/06
6/30/07
Investment Period
Cullen International High Dividend Fund, Class I
(CIHIX)
MSCI EAFE Index
S&P 500

Total Return as of June 30, 2007
		Annualized Since
	One Year	Inception (12/15/05)
Cullen International High Dividend Fund, Class I	31.96%	27.20%
MSCI EAFE Index	27.54%	25.66%
S&P 500 Index	20.59%	13.62%

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

The Standard & Poor’s 500 Stock Index (S&P 500) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2007

Assets:
Investments, at fair value (cost of $26,706,461)	$29,838,569
Foreign currencies, at fair value (cost of $500,000)	498,692
Cash	1,763,526
Receivables for securities sold	287,854
Receivable for fund shares sold	52,282
Dividends and interest receivable	145,053
Due from Adviser	11,961
Prepaid expenses	15,842
Total assets	32,613,779
Liabilities:
Payable for securities purchased	991,055
Payable for fund shares purchased	10,801
Distribution fees payable	12,793
Accrued administration expense	19,375
Accrued audit expense	26,872
Accrued fund accounting expense	15,283
Accrued transfer agent expense	17,452
Accrued expenses and other liabilities	23,541
Total liabilities	1,117,172
Net assets	$31,496,607
Net assets consist of:
Paid in capital	$27,209,156
Undistributed net investment (loss)	(30,541)
Undistributed net realized gain on investments
and foreign currency related transactions	1,186,995
Net unrealized appreciation of investments
and foreign currency related transactions	3,130,997
Net assets	$31,496,607
Retail Class:
Net assets applicable to outstanding Retail Class shares	$18,991,629
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	1,367,424
Net asset value, offering price and redemption price per share	$13.89
Class C:
Net assets applicable to outstanding Class C shares	$1,234,970
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	89,086
Net asset value, offering price and redemption price per share	$13.86
Class I:
Net assets applicable to outstanding Class I shares	$11,270,008
Shares issued (Unlimited number of beneficial
interest authorized, $0.001 par value)	809,236
Net asset value, offering price and redemption price per share	$13.93

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENT OF OPERATIONS
Year Ended June 30, 2007

Investment income:
Dividends (net of foreign taxes withheld of $93,310)	$737,313
Total investment income	737,313
Expenses:
Investment advisory fees (Note 5)	171,470
Administration fees	76,503
Custody fees (Note 5)	73,842
Shareholder servicing fees	69,992
Fund accounting fees	60,700
Registration and filing fees	49,572
Professional fees	29,742
Distribution fees (Note 6)
Distribution fees - Retail Class	23,400
Distribution fees - Class C	8,501
Shareholder reports	11,989
Trustees’ fees and expenses	10,001
Other expenses	1,564
Total expenses before reimbursement from Adviser	587,276
Custody fees paid indirectly (Note 5)	(49,668)
Expense reimbursement from Adviser	(333,910)
Net expenses	203,698
Net investment income	533,615
Realized and unrealized gain on investments:
Net realized gain on investments
and foreign currency related transactions	1,295,346
Net change in unrealized gain on investments
and foreign currency related transactions	3,086,291
Net realized and unrealized gain on investments	4,381,637
Net increase in net assets resulting from operations	$4,915,252

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

		December 15, 2005(1)
	Year Ended	to
	June 30, 2007	June 30, 2006
Operations:
Net investment income	$533,615	$94,185
Net realized gain (loss) on investments	1,295,346	(121,109)
Net change in unrealized gain on investments	3,086,291	44,706
Net increase in net assets resulting from operations	4,915,252	17,782
Capital Share Transactions:
Proceeds from shares sold
Retail Class shares	13,082,795	5,180,799
Class C shares	694,548	310,201
Class I shares	6,486,491	3,625,469
Proceeds from shares issued to
holders in reinvestment of dividends
Retail Class shares	309,513	50,914
Class C shares	8,041	1,704
Class I shares	179,881	29,785
Cost of shares redeemed
Retail Class shares	(1,719,779)	(179,987)
Class C shares	(6,670)	—
Class I shares	(829,940)	(11,002)
Net increase in net assets
from capital share transactions	18,204,880	9,007,883
Distributions to Shareholders From:
Net investment income
Retail Class	(318,878)	(50,914)
Class C	(17,344)	(2,220)
Class I	(222,210)	(37,624)
Net realized gains
Retail Class	—	—
Class C	—	—
Class I	—	—
Total distributions	(558,432)	(90,758)
Total increase in net assets	22,561,700	8,934,907
Net Assets:
Beginning of period	8,934,907	—
End of period (includes ($30,541) and $910 of undistributed
net investment income (loss), respectively)	$31,496,607	$8,934,907

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	Year Ended
	June 30, 2007
	Retail Class	Class C	Class I
Net Asset Value - Beginning of Period	$10.82	$10.81	$10.84
Income from Investment Operations:
Net investment income	0.28	0.28	0.34
Net realized and unrealized
gain on investments	3.10	3.00	3.09
Total from investment operations	3.38	3.28	3.43
Less Distributions:
Dividends from net investment income	(0.31)	(0.23)	(0.34)
Distributions from net realized gains	—	—	—
Total distributions	(0.31)	(0.23)	(0.34)
Net Asset Value - End of Period	$13.89	$13.86	$13.93
Total Return	31.56%	30.61%	31.96%
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$18,992	$1,235	$11,270
Ratio of expenses to average net assets:
Before expense reimbursement	3.48%	4.23%	3.23%
After expense reimbursement	1.25%	2.00%	1.00%
Ratio of net investment income
to average net assets:
Before expense reimbursement	0.81%	0.06%	1.06%
After expense reimbursement	3.04%	2.29%	3.29%
Portfolio turnover rate	101.87%	101.87%	101.87%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

	December 15, 2005(1) to
	June 30, 2006
	Retail Class		Class C		Class I
Net Asset Value - Beginning of Period	$10.00		$10.00		$10.00
Income from Investment Operations:
Net investment income	0.13		0.07		0.14
Net realized and unrealized
gain on investments	0.82		0.85		0.83
Total from investment operations	0.95		0.92		0.97
Less Distributions:
Dividends from net investment income	(0.13)		(0.11)		(0.13)
Distributions from net realized gains	—		—		—
Total distributions	(0.13)		(0.11)		(0.13)
Net Asset Value - End of Period	$10.82		$10.81		$10.84
Total Return	9.47	%(2)	9.21	%(2)	9.76	%(2)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$4,966		$306		$3,663
Ratio of expenses to average net assets:
Before expense reimbursement	8.36	%(3)	9.11	%(3)	8.47	%(3)
After expense reimbursement	1.25	%(3)	2.00	%(3)	1.00	%(3)
Ratio of net investment income
to average net assets:
Before expense reimbursement	(3.45	%)(3)	(4.20	%)(3)	(3.61	%)(3)
After expense reimbursement	3.66	%(3)	2.91	%(3)	3.86	%(3)
Portfolio turnover rate	42.38	%(2)	42.38	%(2)	42.38	%(2)

(1)	Commencement of operations.
(2)	Not Annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS
June 30, 2007

	Shares	Value

COMMON STOCKS 94.7%
Australia 4.2%
Australia & New Zealand Banking Group Ltd. - ADR	6,900	$849,597
Equigold NL	17,400	27,291
St. George Bank Ltd.	15,350	461,078
		1,337,966
Bermuda 1.0%
Tsakos Energy Navigation Ltd.	4,400	307,604
Brazil 6.2%
Cia Energetica de Minas Gerais - ADR	22,000	464,200
Cia Siderurgica Nacional SA - ADR	7,950	411,174
CPFL Energia SA - ADR	700	42,511
Petroleo Brasileiro SA - ADR	2,600	315,302
Sadia SA - ADR	2,670	124,689
Uniao de Bancos Brasileiros SA - ADR	5,180	584,667
		1,942,543
Canada 8.1%
Calloway Real Estate Investment Trust	25,100	592,362
Canadian Oil Sands Trust	500	15,460
Enerplus Resources Fund	8,050	378,994
Pengrowth Energy Trust	11,200	213,808
Primaris Real Estate Investment Trust	33,800	618,411
Timberwest Forest Corp.	12,700	214,597
Vermilion Energy Trust	15,650	528,890
		2,562,522
China 1.9%
Aluminum Corp. of China Ltd. - ADR	900	38,430
Guangshen Railway Ltd. - ADR	200	8,090
PetroChina Co., Ltd. - ADR	2,000	297,360
Road King Infrastructure Ltd.	130,000	252,379
		596,259
Finland 0.5%
Nokia OYJ - ADR	950	26,705
Sponda OYJ	8,700	126,817
		153,522

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2007

	Shares	Value

France 1.4%
France Telecom - ADR	16,600	$456,168
Germany 4.3%
Deutsche Lufthansa AG	21,200	592,229
RWE AG	6,600	701,314
Siemens AG - ADR	420	60,085
		1,353,628
Hong Kong 0.5%
Hopewell Holdings	40,000	163,188
Indonesia 0.5%
PT International Nickel Indonesia Tbk	25,000	153,569
Italy 6.7%
Enel SpA - ADR	13,350	716,895
ENI SpA - ADR	11,600	839,260
Unicredito Italiano SpA	61,550	552,313
		2,108,468
Japan 2.2%
Nissan Motor Co., Ltd. - ADR	17,250	369,840
SBI Holdings, Inc.	1,050	333,868
		703,708
Malaysia 10.2%
Berjaya Sports Toto Berhad	315,000	479,001
British American Tobacco Malaysia Berhad	25,800	336,278
British American Tobacco PLC - ADR	11,550	798,567
Digi.com Bhd	70,000	466,329
Ioi Properties Berhad	30,700	118,265
Kuala Lumpur Kepong Berhad	131,250	490,405
Ta Ann Holdings Berhad	160,000	528,313
		3,217,158
Mexico 0.6%
Cemex SA de CV - ADR (a)	5,406	199,494
Netherlands 9.2%
ABN AMRO Holding NV - ADR	11,200	514,304
Corio NV	3,850	303,164
Eurocastle Investment Ltd.	4,550	210,858

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2007

	Shares	Value

Netherlands 9.2% - Continued
Eurocommercial Properties NV	8,450	$438,254
ING Groep NV - ADR	16,400	721,108
Unilever NV - ADR	22,850	708,807
		2,896,495
Norway 2.2%
Telenor ASA	35,450	695,841
Philippines 0.2%
Philippine Long Distance Telephone - ADR	1,030	58,916
Russian Federation 0.9%
LUKOIL - ADR	3,500	268,450
Singapore 8.5%
Ascendas Real Estate Investment Trust	10,000	19,206
Parkway Holdings	103,000	269,149
Petra Foods Ltd.	119,000	122,829
Raffles Medical Group Ltd.	494,900	484,958
Rotary Engineering	170,000	136,600
Singapore Technologies Engineering Ltd.	175,000	411,563
Singapore Telecommunications Ltd.	80,000	177,691
Singapore Telecommunications Ltd. - ADR	26,995	600,104
Tat Hong Holdings Ltd.	102,000	139,931
United Overseas Bank Ltd. - ADR	10,650	306,385
		2,668,416
South Africa 2.0%
African Bank Investments Ltd.	21,700	91,805
Barloworld Ltd. - ADR	1,000	27,935
Barloworld Ltd.	16,750	466,890
Hulamin Ltd. (a)	3,000	14,008
The Tongaat-Hulett Group, Ltd.	3,000	39,901
		640,539
South Korea 6.5%
Kookmin Bank - ADR (a)	7,000	614,040
Korea Electric Power Corp. - ADR (a)	4,150	90,885
KT&G Corp.	13,445	945,960
Lg Electronics, Inc.	1,625	74,755

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SCHEDULE OF INVESTMENTS – Continued
June 30, 2007

	Shares	Value

South Korea 6.5% - Continued
Samsung Electronics Co. Ltd.	695	$325,364
		2,051,004
Sweden 1.5%
D.Carnegie & Co. AB	23,600	414,946
Volvo AB - ADR	2,700	53,703
		468,649
Switzerland 2.6%
Nestle SA - ADR	8,500	807,972
Taiwan 3.9%
Acer, Inc.	50,000	101,978
Lite-On Technology	220,000	283,622
Siliconware Precision Industries Ltd. - ADR	44,300	487,300
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	32,763	364,652
		1,237,552
Thailand 0.2%
Rojana Industrial Park Pcl (b)	137,000	58,728
United Kingdom 8.7%
Anglo American PLC - ADR	2,300	67,482
Barclays PLC - ADR	2,950	164,580
Diageo PLC - ADR	9,100	758,121
GlaxoSmithKline PLC - ADR	13,200	691,284
HSBC Holdings PLC - ADR	4,850	445,084
Vodafone Group PLC - ADR	17,950	603,659
		2,730,210
Total Common Stocks
(Cost $26,706,461)		29,838,569
TOTAL INVESTMENTS 94.7%
(Cost $26,706,461)		29,838,569
Other Assets in Excess of Liabilities 5.3%		1,658,038
TOTAL NET ASSETS 100.0%		$31,496,607

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a)	Non Income Producing
(b)
Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources.  Such values and/or valuation methodologies are approved by the Board of Trustees.  The total fair value of such securities at June 30, 2007 is $58,728, which represents 0.19% of total net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

At June 30, 2007,  Sector diversification of the fund was as follows:

	% of Net Assets	Value

Foreign Common Stock
Consumer Discretionary	2.9%	$923,596
Consumer Staples	16.3	5,133,529
Energy	10.0	3,165,128
Financials	27.1	8,539,841
Health Care	4.6	1,445,391
Industrials	7.3	2,284,658
Information Technology	5.0	1,589,621
Materials	5.3	1,654,358
Mining	0.1	27,935
Telecommunication Services	7.8	2,458,603
Transportation Services	1.9	600,104
Utilities	6.4	2,015,805
TOTAL INVESTMENTS	94.7	29,838,569
Other Assets in Excess of Liabilities	5.3	1,658,038
TOTAL NET ASSETS	100.0%	$31,496,607

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2007

1.    Organization

The Cullen Funds Trust (the “Trust”) is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two separate series to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund (the “Fund” and collectively the “Funds”).  The Funds are open-end, diversified management investment companies registered under the 1940 Act.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund commenced operations on December 15, 2005.

The Fund offers Retail, C and I Class Shares.  Each class of shares differs principally in its respective administration, transfer agent, and distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States.

a)
Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under supervision of the full Board.  Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value. Price movements in futures contracts and American Depository Receipts, and various other indices, may be reviewed in the course of making good faith determination of a security’s fair value.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by recognized independent pricing agents.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

2.    Significant Accounting Policies – Continued

b)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Fund.  Dividends from realized capital gains, if any, are declared and paid at least annually.

c)
Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

d)
Derivative Financial Instruments and Other Investment Strategies – The Fund may engage in various portfolio strategies, to the extent that they are consistent with the Fund’s investment objectives and limitations, to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.  The use of these instruments involves certain risks, including the possibility that the value of the underlying assets or indices fluctuate, the derivative becomes illiquid, imperfect correlation between the value of the derivative and the underlying assets or indices, or that the counterparty fails to perform its obligations when due.

e)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements.  Actual results could differ from those estimates.

f)
Guarantees and Indemnification – In the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, however, the Fund expects the risk of loss to be remote.

g)
Recently Issued Accounting Pronouncements – On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact on the Fund’s financial statements has not yet been determined.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

2.    Significant Accounting Policies – Continued

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements included within the Statement of Operations for the period.

h)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

3.    Capital Share Transactions

Share transactions were as follows:

	Cullen International High Dividend Fund
	Retail Class	Class C	Class I
	Year Ended	Year Ended	Year Ended
	June 30, 2007	June 30, 2007	June 30, 2007
Shares sold	1,018,427	60,653	523,044
Shares reinvested	23,408	617	13,666
Shares redeemed	(133,301)	(493)	(65,284)
Net increase	908,534	60,777	471,426
Shares outstanding:
Beginning of year	458,890	28,309	337,810
End of year	1,367,424	89,086	809,236

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

3.    Capital Share Transactions – Continued

	Retail Class	Class C	Class I
	December 15, 2005(1)	December 15, 2005(1)	December 15, 2005(1)
	to June 30, 2006	to June 30, 2006	to June 30, 2006
Shares sold	470,817	28,149	335,967
Shares reinvested	4,735	160	2,766
Shares redeemed	(16,662)	—	(923)
Net increase	458,890	28,309	337,810
Shares outstanding:
Beginning of period	—	—	—
End of period	458,890	28,309	337,810

(1)	Commencement of operations.

4.    Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2007 were $33,488,365 and $16,519,560, respectively.

As of June 30, 2007, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments (a)	$26,905,426
Gross unrealized appreciation	3,519,054
Gross unrealized depreciation	(587,022)
Net unrealized appreciation	2,932,032
Undistributed ordinary income	1,009,876
Undistributed long-term capital gain	345,543
Total distributable earnings	1,355,419
Other accumulated gains (losses)	—
Total accumulated earnings	$4,287,451

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences.

At June 30, 2007, the Fund had no post-October loss deferrals.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.  Further, as a result of permanent book-to-tax differences arising from differing treatment

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

4.    Investment Transactions – Continued

of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Paid-in	Undistributed Net	Undistributed Net
Capital	Investment Income	Realized Gain
$(20)	$(6,634)	$6,654

The tax composition of dividends paid during the year ended June 30, 2007 and June 30, 2006 was as follows:

	June 30, 2007	June 30, 2006
Ordinary Income	$558,432	$90,758
Long-Term Capital Gain	—	—

5.    Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund will compensate the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.  Through October 31, 2008, the Adviser has agreed to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25% of the Fund’s net assets for Retail Shares, 2.00% for Class C Shares and 1.00% for Class I Shares.  For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.  The Adviser waived or reimbursed expenses of $333,910 associated with the Fund for the year ended June 30, 2007.

As of June 30, 2007, reimbursed/absorbed expenses for the Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Amount
June 30, 2009	$183,034
June 30, 2010	$333,910

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust.  The Bank of New York serves as custodian for the Fund.

The Fund earns credits from cash deposits maintained with the Fund’s custodian, Bank of New York.  Included in the statement of operations under the caption “custody fees” are expense offsets of $49,668 arising from credits on cash balances maintained on deposit from July 1, 2006 through June 30, 2007.  If the deposits were not earning the credits they could have been used to produce income.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

6.    Distribution Plan

The Fund has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for the Fund’s Retail Class shares.

The Fund’s Class C shares allow for up to 1.00% of average daily net assets, of which 0.75% may be paid as a distribution fee and 0.25% for certain shareholder services to shareholders.  Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund.  This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $23,400 for the Retail Class shares and $8,501 for Class C shares pursuant to the Plan for the year ended June 30, 2007.

7.    Federal Tax Information (Unaudited)

The Fund has designated 38% of the dividends declared from net investment income during the year ended June 30, 2007 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended June 30, 2007, 0% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2007

7.    Federal Tax Information (Unaudited) – Continued

For the year ended June 30, 2007, the Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code, as follows:

	Foreign Source Income	Foreign Taxes
	Earned (per share)	Paid (per share)
Australia	$0.013614	$0.000000
Bermuda	0.008828	0.000000
Brazil	0.032314	0.001312
Britain	0.036260	0.000000
Canada	0.041214	0.005537
Chile	0.003521	0.000117
China	0.005457	0.000032
Egypt	0.000693	0.000088
Finland	0.005097	0.000766
France	0.013280	0.001992
Germany	0.017205	0.002653
Hungary	0.001759	0.000000
India	0.000767	0.000000
Italy	0.027914	0.007537
Japan	0.004700	0.000329
Malaysia	0.028776	0.000000
Mexico	0.006279	0.000000
Netherlands	0.023712	0.003851
New Zealand	0.000579	0.000000
Norway	0.000000	0.000000
Philippines	0.002542	0.000381
Poland	0.000746	0.000112
Russia	0.001080	0.000168
Singapore	0.042513	0.000000
South Africa	0.015360	0.000047
South Korea	0.006050	0.000902
Sweden	0.017745	0.002697
Switzerland	0.010074	0.002356
Taiwan	0.006426	0.001312
Thailand	0.002286	0.000035

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Cullen Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cullen International High Dividend Fund (the "Fund") at June 30, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 15, 2005 (commencement of operations) through June 30, 2006 in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
August 23, 2007

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE
June 30, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses
The first set of lines of the tables below provide information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short position taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

EXPENSE EXAMPLE – Continued
June 30, 2007 (Unaudited)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/07	6/30/07	1/1/07 – 6/30/07
Actual
International High Dividend Fund
Retail Class	$1,000.00	$1,146.00	$6.65
Class C	$1,000.00	$1,142.00	$10.62
Class I	$1,000.00	$1,147.60	$5.32
Hypothetical (5% return before expenses)
International High Dividend Fund
Retail Class	$1,000.00	$1,018.60	$6.26
Class C	$1,000.00	$1,014.88	$9.99
Class I	$1,000.00	$1,019.84	$5.01

(1)
Expenses are equal to the International High Dividend Fund’s Retail Class, Class C and Class I expense ratios of  1.25%, 2.00% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the current period/365 days (to reflect one half-year period).

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD OF TRUSTEES
(Unaudited)

Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
James P. Cullen	Trustee	President, controlling	2	None
Cullen Capital	and	Member and Portfolio
Management LLC	President	Manager, Cullen Capital
645 Fifth Avenue		Management LLC, since
New York, NY 10022		May 2000; President, Schafer
Born: 1938		Cullen Capital Management,
Inc. a registered investment
adviser, from December
1982 to present.
Dr. Curtis J. Flanagan	Trustee	Private investor, 1998 to	2	None
c/o Cullen Capital		present; Chairman, South
Management LLC		Florida Pathologists Group,
645 Fifth Avenue		prior thereto.
New York, NY 10022
Born: 1921
Matthew J. Dodds	Independent	Private investor, 1999 to	2	None
c/o Cullen Capital	Trustee	present; Vice President -
Management LLC		Research, Schafer Cullen
645 Fifth Avenue		Capital Management, Inc.,
New York, NY 10022		from 1995 to 1999.
Born: 1941
Robert J. Garry	Independent	Corporate Controller,	2	None
c/o Cullen Capital	Trustee	Yonkers Racing Corporation,
Management LLC		2001; Chief Operations
645 Fifth Avenue		Officer, The Tennis Network
New York, NY 10022		Inc., March 2000 to 2001;
Born: 1945		Senior Vice President and
Chief Financial Officer,
National Thoroughbred
Racing Association, 1998 to
2000; Director of Finance
and Chief Financial Officer,
United States Tennis
Association, prior thereto.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
Stephen G. Fredericks	Independent	Institutional Trader,	2	None
c/o Cullen Capital	Trustee	Raymond James &
Management LLC		Associates, February 2002
645 Fifth Avenue		to present; Institutional
New York, NY 10022		Trader, ABN AMRO Inc.,
Born: 1942		January 1, 1995 to May 2001.
OFFICERS
Steven M. Mullooly	Chief	Chief Compliance Officer,	2	None
Cullen Capital	Compliance	Cullen Capital Management
Management LLC	Officer	LLC, since August 2006;
645 Fifth Avenue		Chief Compliance Officer,
New York, NY 10022		Ladenburg Thalmann & Co.,
Born: 1964		Inc., Ladenburg Thalmann
Asset Management and
Ladenburg Thalmann Europe
from November 2004 to June
2006; Vice President -
Compliance, Donaldson
Lufkin and Jenrette and Co.,
from July 2000 to June 2004.
Brooks H. Cullen	Vice	Vice President and Analyst,	2	None
Cullen Capital	President	Cullen Capital Management
Management LLC		LLC, since May 2000; Analyst,
645 Fifth Avenue		Schafer Cullen Capital
New York, NY 10022		Management, Inc., from
Born: 1967		1996 to present.
Jeffrey T. Battaglia	Treasurer	Chief Financial Officer,	2	None
Cullen Capital		Cullen Capital Management
Management LLC		LLC, since February 2007;
645 Fifth Avenue		Manager, KPMG LLP,
New York, NY 10022		from September 2001
Born: 1978		to February 2007; Certified
Public Accountant,
Washington State.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
Number of
Portfolios in
			the Fund	Other
			Complex	Directorships
	Positions Held	Principal Occupation(s)	Overseen	Held by
Name, Address and Age	with Fund	During Past 5 Years	by Trustee	Trustee
Rahul D. Sharma	Secretary	Secretary, Cullen Capital	2	None
Cullen Capital		Management LLC, since
Management LLC		May 2000; Director of
645 Fifth Avenue		Institutional Marketing,
New York, NY 10022		Schafer Cullen Capital
Born: 1970		Management, Inc., 1998 to
present.

The Fund’s statement of additional information contains additional information about the Fund’s trustees and is available, without charge, (1) upon request by calling 1-877-485-8586, (2) at www.cullenfunds.com, or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Top 10 Countries – As of June 30, 2007 (Unaudited)

Percentages are based upon net assets.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund.  This report may be distributed to others only if preceded or accompanied by a current prospectus.  The Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

How to Obtain a Copy of the Funds’ Proxy Voting Policy

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.  The Fund’s proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

Beginning with the quarter ending March 31, 2006 the Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s N-Q will also be available upon request by calling 1-877-485-8586.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

At its meeting on May 24, 2007, the Board of Trustees (the “Board”) of the Cullen Funds Trust (the “Trust”) and its two series, the Cullen High Dividend Equity Fund (the “High Dividend Fund”) and the Cullen International High Dividend Fund (the “International Fund”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds, voted to re-approve the current investment advisory agreement (the “Advisory Agreement”) between the International Fund and Cullen Capital Management LLC (the “Adviser”).  In connection with its re-approval of the International Fund’s Advisory Agreement, the Board considered the following factors:

The Adviser:

•	Provides investment management for the International Fund.

•	Continues to retain the services of the Trust’s Chief Compliance Officer and will make all reasonable efforts to insure that the International Fund is in compliance with the securities laws.

•	Oversees distribution of the International Fund through third-party broker/dealers and independent financial institutions.

•
Oversees those third party service providers that support the International Fund in providing fund accounting, fund administration, fund distribution, fulfillment, transfer agency and custodial services.

The Board also (i) reviewed the past performance of the International Fund and the expense ratios of the International Fund, (ii) considered the fees charged by Adviser; (iii) considered the profitability of the Adviser as shown in the board materials provided at the meeting and (iv) took into account the disciplined value oriented investment philosophy that the Adviser has developed and adheres to and its confidence in this philosophy and the experience of the Adviser in implementing this philosophy over many years.

The Board then discussed economies of scale and breakpoints and determined that the International Fund, managed by Adviser, has not yet grown to be significant in size, nor has the marketplace demonstrated significantly rapid potential growth to any extent, that would warrant the use of breakpoints by the Adviser.

The Board reviewed the International Fund’s expense ratios and comparable expense ratios for similar funds.  The Board used data from Lipper, showing funds classified by Lipper as International Multi-Cap Core Funds, similar in nature to the International Fund.  The Board determined that the after-reimbursement total expense ratio of the International Fund falls within the range of the ratios of other funds in the International Multi-Cap Core classification.  The Board considered the Operating Expense Limitation

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

BOARD APPROVAL OF CONTINUATION OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

Agreement between the Adviser and the International Fund which limits the annual operating expenses of each of the Retail Class, Class C, and Class I shares of the International Fund to 1.25%, 2.00% and 1.00%, respectively, of the average net asset value of such respective Class, until October 31, 2008.

The Board also referenced the Adviser’s Form ADV and a copy of the current Investment Advisory Agreement.  In addition, the Board referenced a comparison of fees charged the Adviser and Schafer Cullen Capital Management, Inc., an affiliate of the Adviser, to other clients.  All of the factors above were considered separately by the non-interested Trustees in an executive session during which management of the Adviser and the interested Trustees were not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the Advisory Agreement. The Board was also assisted in its review, consideration and discussion of the Advisory Agreement by independent legal counsel, who had prepared a summary of the Board’s legal obligations and who further summarized the Board’s legal obligations at the Board meeting.  Based on the factors discussed above, the Board, including all non-interested Trustees, approved the continuation of the Advisory Agreement.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
The Bank of New York
New York, New York

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made the following changes to  its code of ethics during the period covered by this report: (1) changing from monthly transaction reporting to quarterly, (2) including ETF transactions as a reportable security transaction, (3) clarifying some of the references within the previous document, (4) updating the forms contained in the appendices of the Code and (5) adding a Quarterly Personal Securities Transactions Review Form for Contact Person’s. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Matthew J. Dodds, Robert J. Garry and Stephen G. Fredericks are all “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/07	FYE 06/30/06
Audit Fees	$44,500	$42,000
Audit-Related Fees		-
Tax Fees	10,600	9,800
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 06/30/2007	FYE 6/30/2006
Registrant
Registrant’s Investment Adviser

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cullen Funds Trust

By (Signature and Title)*        /s/ James P. Cullen
            James P. Cullen, President

Date    9/6/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ James P. Cullen
            James P. Cullen, President

Date    9/6/07

By (Signature and Title)*        /s/ Jeffrey T. Battaglia
            Jeffrey T. Battaglia, Treasurer

Date    9/6/07